Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Profit for the year	R$ 219,401	R$ 208,615	R$ 169,154
Foreign exchange variance of investees
Total comprehensive income for the year	218,574	209,635	171,526
Attributable to:
Shareholders of the parent company	218,590	209,635	172,571
Non-controlling interests	(16)	0	(1,045)
Total comprehensive income for the year	218,574	209,635	171,526
Vinci Capital Partners GP Limited [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	2	14	69
Vinci USA LLC [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	(781)	988	2,284
Vinci Capital Partners F III GP Limited [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	(20)	5	19
GGN GP LLC [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	(9)	13	0
VICC Infra GP LLC [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	15	0	0
Vinci Capital Partners IV GP LLC [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	R$ (34)	R$ 0	R$ 0